SUBSEQUENT EVENTS		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

Credit Facility

On October 27, 2021, the Company executed an amendment to its Credit Facility with its current lenders. The amendment will increase the capacity of its Credit Facility to $230,000,000 from $160,000,000 and extend the maturity date of the Credit Facility to October 27, 2026. The Credit Facility borrowings are collateralized by Company assets, except for the assets of the Company’s United Kingdom, Bermuda and German subsidiaries as well as the assets of the Hagerty Events, LLC and the non-wholly owned subsidiaries of Member Hubs Holding, LLC.

Business Combination

On December 2, 2021, Hagerty, Inc., a Delaware corporation (formerly known as Aldel Financial Inc.) consummated the previously-announced business combination by and among Aldel Financial Inc., Aldel Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Aldel, and The Hagerty Group, LLC.

The aggregate value of the consideration in the Business Combination was approximately $3,000,000,000 with consideration to holders of equity interests in THG consisting of: (a) cash consideration in the amount of $489,660,942 and (b) 251,033,906 shares of THG Units and corresponding shares of Class V Common Stock. Additionally, on December 2, 2021, Hagerty, Inc. issued, in the aggregate, 70,385,000 shares of its Class A common stock to investors at $10.00 per share for aggregate consideration of $703,850,000.

On December 3, 2021, Hagerty, Inc. common stock and warrants began publicly trading on The New York Stock Exchange under the new symbols “HGTY” and HGTY.WS”, respectively.

20.	SUBSEQUENT EVENTS

Aldel Financial Inc.
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 25, 2021 the date that the financial statements were issued. On January 11, 2021, the Company borrowed $225,000 pursuant to the Promissory Note issued to the Sponsor and $25,000 pursuant to the Promissory Note issued to FGSS, as discussed above. On January 11, 2021, the Company issued an aggregate of 5,750,000 shares of common stock as Founder Shares to Sponsor and FGSP, as discussed above. On January 15, 2021, the Sponsor transferred an aggregate of 175,000 Founder Shares to members of the Company’s management and board of directors as well as senior advisors. On March 25, 2021, the Sponsor and FGSP forfeited to the Company for no consideration, 2,300,000 and 575,000 Founder Shares, respectively, resulting in a decrease in the aggregate number of Founder Shares outstanding from 5,750,000 Founder Shares to 2,875,000, and resulting in Sponsor and FGSP holding 2,200,000 and 500,000 Founder Shares, respectively.

NOTE 11. SUBSEQUENT EVENTS None.